Note 12 - Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2019	2018
Retirement indemnities	2,444	2,287
Provision for warranty costs	370	547
Accruals for payroll and associated taxes	738	680
Conditional government advances	1,071	1,039
Value added tax payable	557	327
Advances received from customers	-	115
Provision for Asset Retirement Obligation (Japan)	117	118
Provision for employee termination indemnities (Italy)	-	369
Provision for employee termination indemnities (Korea)	56	30
Others	323	411
Total	5,676	5,923
Less non-current portion	(3,567)	(3,800)
Current portion	2,109	2,122

Schedule of Conditional Advances [Table Text Block]
2020	-
2021	6
2022	209
2023	209
2024 and thereafter	646
Total	1,071

Schedule of Product Warranty Liability [Table Text Block]
	December 31,
	2019	2018
Beginning of year	547	449
Amount used during the year	(308)	(335)
New warranty expenses	131	433
End of year	370	547
Less current portion	(260)	(356)
Long term portion	110	191